The Penn Mutual Life Insurance Company

Variable Life Account I

Audited Financial Statements

as of December 31, 2020

and for the periods presented

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Penn Mutual Life Insurance Company

and the Contract Owners of Penn Mutual Variable Life Account I:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Money Market Fund, Limited Maturity Bond Fund, Quality Bond Fund, High Yield Bond Fund, Flexibly Managed Fund, Balanced Fund, Large Growth Stock Fund, Large Cap Growth Fund, Large Core Growth Fund, Large Cap Value Fund, Large Core Value Fund, Index 500 Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Small Cap Index Fund, Developed International Index Fund, International Equity Fund, Emerging Markets Equity Fund, Real Estate Securities Fund, Aggressive Allocation Fund, Moderately Aggressive Allocation Fund, Moderate Allocation Fund, Moderately Conservative Allocation Fund, and Conservative Allocation Fund (constituting Penn Mutual Variable Life Account I, hereafter collectively referred to as the “Subaccounts”) as of December 31, 2020, the related statements of operations for the year ended December 31, 2020, and the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts as of December 31, 2020, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Subaccounts’ management. Our responsibility is to express an opinion on the Subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

April 7th, 2021

We have served as the auditor of one or more of the Subaccounts in Penn Mutual Variable Life Account I since 2004.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund	Flexibly Managed Fund
Assets:
Investments at fair value	$16,016,116	$13,515,573	$38,719,792	$19,347,555	$352,352,281
Dividends receivable	150	—	—	—	—
Receivable for securities sold	—	—	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—	—
Payable for securities purchased	109,092	437,809	1,249,085	394,345	659,561

Total Net Assets	$15,907,174	$13,077,764	$37,470,707	$18,953,210	$351,692,720

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Cornerstone VUL	$621,366	$538,000	$2,200,418	$1,560,915	$31,110,628
Cornerstone VUL II/Variable Estate Max/Variable Estate Max II	3,410,083	2,576,007	6,877,376	4,808,713	77,535,483
Cornerstone VUL III	734,542	598,270	2,036,237	1,340,744	22,438,503
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL/Diversified Advantage VUL	11,141,183	9,365,487	26,356,676	10,584,516	219,000,648
Momentum Builder	—	—	—	658,322	1,607,458

Total Net Assets	$15,907,174	$13,077,764	$37,470,707	$18,953,210	$351,692,720

Accumulation of Unit Values:
Cornerstone VUL	$14.94	$20.83	$35.12	$57.08	$162.32

Cornerstone VUL II/Variable Estate Max/Variable Estate Max II	$13.95	$19.57	$32.79	$51.74	$131.36

Cornerstone VUL III	$12.63	$17.47	$26.36	$37.21	$83.38

Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL/Diversified Advantage VUL	$12.69	$17.32	$25.03	$40.07	$74.22

Momentum Builder	$20.94	$—	$61.43	$100.78	$309.02

Number of Shares	15,907,174	981,078	2,158,451	1,183,097	4,560,331
Cost of Investments	$15,907,174	$12,330,214	$32,565,333	$13,737,257	$146,850,610

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund
Assets:
Investments at fair value	$23,469,075	$67,409,267	$13,141,018	$96,080,548	$41,174,997
Dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	—	93,050	281,631

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—	—
Payable for securities purchased	155,694	143,173	69,292	—	—

Total Net Assets	$23,313,381	$67,266,094	$13,071,726	$96,173,598	$41,456,628

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Cornerstone VUL	$1,702,790	$6,194,512	$148,248	$6,228,621	$4,600,210
Cornerstone VUL II/Variable Estate Max/Variable Estate Max II	8,322,632	17,208,861	1,000,540	42,749,243	17,206,249
Cornerstone VUL III	3,188,900	10,351,074	909,298	18,482,817	3,661,553
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL/Diversified Advantage VUL	10,099,059	33,055,253	11,013,640	28,712,917	15,966,211
Momentum Builder	—	456,394	—	—	22,405

Total Net Assets	$23,313,381	$67,266,094	$13,071,726	$96,173,598	$41,456,628

Accumulation of Unit Values:
Cornerstone VUL	$25.88	$84.57	$31.38	$45.75	$68.25

Cornerstone VUL II/Variable Estate Max/Variable Estate Max II	$26.07	$72.80	$31.32	$46.10	$55.65

Cornerstone VUL III	$26.85	$28.32	$33.19	$47.48	$27.64

Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL/Diversified Advantage VUL	$28.39	$44.54	$36.10	$50.19	$30.73

Momentum Builder	$—	$118.19	$—	$—	$114.86

Number of Shares	854,909	942,366	427,740	1,921,550	1,250,954
Cost of Investments	$12,357,286	$26,488,026	$6,641,302	$25,671,279	$22,963,719

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Large Core Value Fund	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund
Assets:
Investments at fair value	$36,105,822	$115,961,849	$43,131,252	$25,241,053	$10,292,702
Dividends receivable	—	—	—	—	—
Receivable for securities sold	232,596	—	420,216	154,162	78,928

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—	—
Payable for securities purchased	—	237,875	—	—	—

Total Net Assets	$36,338,418	$115,723,974	$43,551,468	$25,395,215	$10,371,630

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Cornerstone VUL	$1,744,673	$3,526,321	$3,046,679	$980,622	$242,076
Cornerstone VUL II/Variable Estate Max/Variable Estate Max II	13,417,241	36,593,957	10,178,462	8,480,738	1,741,348
Cornerstone VUL III	3,820,613	15,712,611	6,538,321	2,585,000	1,406,030
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL/Diversified Advantage VUL	17,355,891	59,891,085	23,788,006	13,348,855	6,982,176
Momentum Builder	—	—	—	—	—

Total Net Assets	$36,338,418	$115,723,974	$43,551,468	$25,395,215	$10,371,630

Accumulation of Unit Values:
Cornerstone VUL	$21.35	$58.27	$74.46	$49.18	$34.91

Cornerstone VUL II/Variable Estate Max/Variable Estate Max II	$21.51	$57.73	$62.14	$48.73	$34.85

Cornerstone VUL III	$22.15	$34.65	$35.58	$35.45	$36.92

Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL/Diversified Advantage VUL	$23.42	$45.43	$60.79	$37.14	$40.16

Momentum Builder	$—	$—	$—	$—	$—

Number of Shares	1,567,663	3,581,677	1,110,723	1,094,621	378,942
Cost of Investments	$20,553,277	$49,961,186	$16,009,097	$19,049,218	$7,452,281

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
Assets:
Investments at fair value	$6,338,775	$3,259,754	$36,658,567	$46,645,203	$3,780,058
Dividends receivable	—	—	—	—	—
Receivable for securities sold	131,945	93,577	922,539	1,857,126	72,684

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—	—
Payable for securities purchased	—	—	—	—	—

Total Net Assets	$6,470,720	$3,353,331	$37,581,106	$48,502,329	$3,852,742

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Cornerstone VUL	$125,792	$84,328	$1,476,508	$2,353,262	$12,310
Cornerstone VUL II/Variable Estate Max/Variable Estate Max II	656,295	499,287	11,562,745	13,717,297	579,574
Cornerstone VUL III	742,083	285,839	9,063,260	5,862,773	118,666
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL/Diversified Advantage VUL	4,946,550	2,483,877	15,478,593	26,568,997	3,142,192
Momentum Builder	—	—	—	—	—

Total Net Assets	$6,470,720	$3,353,331	$37,581,106	$48,502,329	$3,852,742

Accumulation of Unit Values:
Cornerstone VUL	$47.74	$26.37	$83.06	$92.15	$27.61

Cornerstone VUL II/Variable Estate Max/Variable Estate Max II	$48.11	$26.57	$82.29	$91.01	$27.82

Cornerstone VUL III	$49.55	$27.37	$28.48	$62.82	$28.65

Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL/Diversified Advantage VUL	$52.38	$28.93	$33.84	$62.72	$30.29

Momentum Builder	$—	$—	$—	$—	$—

Number of Shares	123,534	116,516	599,667	1,205,326	127,998
Cost of Investments	$3,974,212	$2,862,600	$17,016,324	$27,221,766	$2,875,972

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund	Aggressive Allocation Fund
Assets:
Investments at fair value	$4,398,061	$69,357,903	$19,965,201	$18,903,201	$3,311,062
Dividends receivable	—	—	—	—	—
Receivable for securities sold	17,444	—	101,561	—	538

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—	—
Payable for securities purchased	—	822,876	—	305,370	—

Total Net Assets	$4,415,505	$68,535,027	$20,066,762	$18,597,831	$3,311,600

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Cornerstone VUL	$3,374	$4,696,469	$454,948	$315,314	$28,410
Cornerstone VUL II/Variable Estate Max/Variable Estate Max II	902,065	19,326,921	4,974,726	3,155,014	391,852
Cornerstone VUL III	249,468	7,630,520	2,444,745	1,532,169	32,870
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL/Diversified Advantage VUL	3,260,598	36,881,117	12,192,343	13,595,334	2,858,468
Momentum Builder	—	—	—	—	—

Total Net Assets	$4,415,505	$68,535,027	$20,066,762	$18,597,831	$3,311,600

Accumulation of Unit Values:
Cornerstone VUL	$14.59	$70.49	$13.67	$42.49	$21.66

Cornerstone VUL II/Variable Estate Max/Variable Estate Max II	$14.70	$60.86	$13.77	$42.41	$21.83

Cornerstone VUL III	$15.14	$35.55	$14.18	$44.94	$22.48

Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL/Diversified Advantage VUL	$16.01	$44.58	$14.99	$48.88	$23.77

Momentum Builder	$—	$—	$—	$—	$—

Number of Shares	277,008	1,756,408	1,344,056	705,265	141,582
Cost of Investments	$3,596,465	$39,144,491	$15,373,176	$13,342,557	$2,482,218

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2020

(continued)

	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Assets:
Investments at fair value	$13,994,841	$14,721,852	$2,396,681	$3,806,909
Dividends receivable	—	—	—	—
Receivable for securities sold	1,506	—	—	—

Liabilities:
Due to The Penn Mutual Life Insurance Company	—	—	—	—
Payable for securities purchased	—	6,023	4,512	10,983

Total Net Assets	$13,996,347	$14,715,829	$2,392,169	$3,795,926

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Cornerstone VUL	$44,916	$41,477	$125,956	$156,214
Cornerstone VUL II/Variable Estate Max/Variable Estate Max II	331,140	1,770,753	924,798	1,792,797
Cornerstone VUL III	284,289	616,747	151,491	71,101
Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL/Diversified Advantage VUL	13,336,002	12,286,852	1,189,924	1,775,814
Momentum Builder	—	—	—	—

Total Net Assets	$13,996,347	$14,715,829	$2,392,169	$3,795,926

Accumulation of Unit Values:
Cornerstone VUL	$22.45	$20.04	$17.83	$15.62

Cornerstone VUL II/Variable Estate Max/Variable Estate Max II	$22.62	$20.19	$17.97	$15.74

Cornerstone VUL III	$23.30	$20.80	$18.50	$16.21

Cornerstone VUL IV/Variable Estate Max III/Diversified Growth VUL/Survivorship Growth VUL/Diversified Advantage VUL	$24.63	$21.99	$19.56	$17.14

Momentum Builder	$—	$—	$—	$—

Number of Shares	579,799	685,733	125,970	228,670
Cost of Investments	$10,116,384	$10,653,508	$1,998,277	$3,267,280

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund	Flexibly Managed Fund
Net Investment Income (Loss):
Dividends	$35,799	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	23,251	15,768	50,281	39,019	595,560

Net investment income (loss)	12,548	(15,768)	(50,281)	(39,019)	(595,560)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	259,104	2,009,908	911,305	22,490,123
Net change in unrealized gain (loss) of investments	—	66,780	550,006	306,500	30,144,196

Net realized and unrealized gain (loss) on investments	—	325,884	2,559,914	1,217,805	52,634,319

Net increase (decrease) in net assets resulting from operations	$12,548	$310,116	$2,509,633	$1,178,786	$52,038,759

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	55,157	140,400	8,351	233,671	108,045

Net investment income (loss)	(55,157)	(140,400)	(8,351)	(233,671)	(108,045)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	1,557,356	6,025,807	1,397,886	8,380,241	2,242,413
Net change in unrealized gain (loss) of investments	1,450,675	12,495,818	1,055,406	34,293,526	(1,388,508)

Net realized and unrealized gain (loss) on investments	3,008,031	18,521,625	2,453,292	42,673,767	853,905

Net increase (decrease) in net assets resulting from operations	$2,952,874	$18,381,225	$2,444,941	$42,440,096	$745,860

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Large Core Value Fund	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	76,719	214,676	74,759	49,608	13,510

Net investment income (loss)	(76,719)	(214,676)	(74,759)	(49,608)	(13,510)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	2,321,927	7,190,198	4,707,078	1,847,939	406,009
Net change in unrealized gain (loss) of investments	(1,335,869)	10,802,182	10,414,626	(5,244,785)	(197,383)

Net realized and unrealized gain (loss) on investments	986,058	17,992,380	15,121,704	(3,396,846)	208,626

Net increase (decrease) in net assets resulting from operations	$909,339	$17,777,704	$15,046,945	$(3,446,454)	$195,116

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Index Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	4,570	3,528	78,374	84,020	2,469

Net investment income (loss)	(4,570)	(3,528)	(78,374)	(84,020)	(2,469)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	887,195	45,901	3,167,925	3,524,086	131,341
Net change in unrealized gain (loss) of investments	1,423,025	28,837	6,317,122	(1,845,077)	519,543

Net realized and unrealized gain (loss) on investments	2,310,220	74,738	9,485,047	1,679,009	650,884

Net increase (decrease) in net assets resulting from operations	$2,305,650	$71,210	$9,406,673	$1,594,989	$648,415

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund	Aggressive Allocation Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	4,705	131,626	30,019	21,220	1,838

Net investment income (loss)	(4,705)	(131,626)	(30,019)	(21,220)	(1,838)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	53,337	3,371,235	274,610	755,143	146,486
Net change in unrealized gain (loss) of investments	273,119	5,409,126	1,667,512	(1,319,711)	128,774

Net realized and unrealized gain (loss) on investments	326,456	8,780,361	1,942,122	(564,568)	275,260

Net increase (decrease) in net assets resulting from operations	$321,751	$8,648,735	$1,912,103	$(585,788)	$273,422

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2020

(continued)

	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—

Expense:
Mortality and expense risk charges	2,736	9,410	5,927	7,790

Net investment income (loss)	(2,736)	(9,410)	(5,927)	(7,790)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	508,671	452,601	267,244	243,820
Net change in unrealized gain (loss) of investments	805,758	812,442	(113,915)	12,546

Net realized and unrealized gain (loss) on investments	1,314,429	1,265,043	153,329	256,366

Net increase (decrease) in net assets resulting from operations	$1,311,693	$1,255,633	$147,402	$248,576

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	Money Market Fund		Limited Maturity Bond Fund		Quality Bond Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$12,548	$224,285	$(15,768)	$(15,814)	$(50,281)	$(46,572)
Net realized gain (loss) from investment transactions	—	—	259,104	185,060	2,009,908	593,198
Net change in unrealized gain (loss) of investments	—	—	66,780	277,089	550,006	2,006,679

Net increase (decrease) in net assets resulting from operations	12,548	224,285	310,116	446,335	2,509,633	2,553,305

Variable Life Activities:
Purchase payments	5,422,776	13,056,730	538,034	534,548	1,680,365	1,548,534
Death benefits	(27,789)	(385,211)	(272)	(13,624)	(399,979)	(62,942)
Cost of insurance	(1,696,658)	(1,781,836)	(451,592)	(466,637)	(1,489,304)	(1,373,053)
Net transfers	(1,710,101)	(7,492,860)	3,434,763	1,327,648	5,545,654	1,838,583
Transfer of policy loans	211,955	610,727	22,155	26,184	325,481	193,757
Mortality and expense risk charges	(120,535)	(152,289)	(35,815)	(41,612)	(75,500)	(70,738)
Contract administration charges	(84,815)	(38,339)	(25,155)	(14,105)	(59,163)	(51,836)
Surrender benefits	(3,825,415)	(3,682,567)	(809,453)	(520,466)	(1,585,623)	(1,322,577)

Net increase (decrease) in net assets resulting from variable life activities	(1,830,582)	134,355	2,672,665	831,936	3,941,931	699,728

Total increase (decrease) in net assets	(1,818,034)	358,640	2,982,781	1,278,271	6,451,564	3,253,033
Net Assets:
Beginning of year	17,725,208	17,366,568	10,094,983	8,816,712	31,019,143	27,766,110

End of year	$15,907,174	$17,725,208	$13,077,764	$10,094,983	$37,470,707	$31,019,143

	High Yield Bond Fund		Flexibly Managed Fund		Balanced Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(39,019)	$(40,466)	$(595,560)	$(588,171)	$(55,157)	$(56,812)
Net realized gain (loss) from investment transactions	911,305	832,086	22,490,123	15,543,571	1,557,356	2,113,039
Net change in unrealized gain (loss) of investments	306,500	1,780,428	30,144,196	48,917,141	1,450,675	2,091,445

Net increase (decrease) in net assets resulting from operations	1,178,786	2,572,048	52,038,759	63,872,541	2,952,874	4,147,672

Variable Life Activities:
Purchase payments	736,966	775,523	13,017,651	13,234,181	858,652	757,275
Death benefits	(271,789)	(147,090)	(3,740,196)	(2,298,561)	(181,600)	(419,456)
Cost of insurance	(802,704)	(807,906)	(11,317,339)	(11,080,497)	(1,057,218)	(1,075,995)
Net transfers	30,312	46,104	(8,163,130)	(2,220,916)	(565,200)	(703,712)
Transfer of policy loans	73,100	84,920	2,203,441	1,421,882	110,710	96,434
Mortality and expense risk charges	(41,438)	(47,089)	(1,024,484)	(1,132,641)	(30,783)	(33,474)
Contract administration charges	(31,819)	(31,348)	(540,492)	(484,577)	(35,046)	(35,320)
Surrender benefits	(681,552)	(889,696)	(8,069,290)	(11,305,973)	(366,001)	(1,558,699)

Net increase (decrease) in net assets resulting from variable life activities	(988,924)	(1,016,582)	(17,633,839)	(13,867,102)	(1,266,486)	(2,972,947)

Total increase (decrease) in net assets	189,862	1,555,466	34,404,920	50,005,439	1,686,388	1,174,725
Net Assets:
Beginning of year	18,763,348	17,207,882	317,287,800	267,282,361	21,626,993	20,452,268

End of year	$18,953,210	$18,763,348	$351,692,720	$317,287,800	$23,313,381	$21,626,993

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Large Growth Stock Fund		Large Cap Growth Fund		Large Core Growth Fund		Large Cap Value Fund
	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(140,400)	$(128,067)	$(8,351)	$(8,060)	$(233,671)	$(191,311)	$(108,045)	$(121,191)
Net realized gain (loss) from investment transactions	6,025,807	3,902,560	1,397,886	772,933	8,380,241	4,856,051	2,242,413	2,738,813
Net change in unrealized gain (loss) of investments	12,495,818	9,223,635	1,055,406	2,637,551	34,293,526	8,995,706	(1,388,508)	5,866,185

Net increase (decrease) in net assets resulting from operations	18,381,225	12,998,128	2,444,941	3,402,424	42,440,096	13,660,446	745,860	8,483,807

Variable Life Activities:
Purchase payments	2,510,768	2,588,441	636,631	646,385	2,955,414	2,343,693	1,683,766	1,882,797
Death benefits	(413,074)	(191,608)	(58,877)	(1,281)	(1,097,237)	(346,830)	(880,500)	(474,186)
Cost of insurance	(2,227,659)	(2,031,420)	(341,760)	(314,697)	(3,207,761)	(2,829,597)	(1,666,296)	(1,839,237)
Net transfers	(2,986,575)	(1,353,045)	(714,999)	(360,918)	(3,407,318)	(926,251)	222,555	(1,589,375)
Transfer of policy loans	439,503	194,807	137,692	68,916	536,436	152,925	280,308	182,805
Mortality and expense risk charges	(238,906)	(232,825)	(61,446)	(62,416)	(103,931)	(75,126)	(76,174)	(89,951)
Contract administration charges	(108,833)	(80,843)	(32,168)	(18,478)	(166,480)	(128,443)	(68,159)	(72,307)
Surrender benefits	(1,809,522)	(2,301,335)	(503,810)	(534,334)	(2,238,079)	(2,895,878)	(1,436,465)	(2,190,911)

Net increase (decrease) in net assets resulting from variable life activities	(4,834,298)	(3,407,828)	(938,737)	(576,823)	(6,728,956)	(4,705,507)	(1,940,965)	(4,190,365)

Total increase (decrease) in net assets	13,546,927	9,590,300	1,506,204	2,825,601	35,711,140	8,954,939	(1,195,105)	4,293,442
Net Assets:
Beginning of year	53,719,167	44,128,867	11,565,522	8,739,921	60,462,458	51,507,519	42,651,733	38,358,291

End of year	$67,266,094	$53,719,167	$13,071,726	$11,565,522	$96,173,598	$60,462,458	$41,456,628	$42,651,733

	Large Core Value Fund		Index 500 Fund		Mid Cap Growth Fund		Mid Cap Value Fund
	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(76,719)	$(85,416)	$(214,676)	$(207,482)	$(74,759)	$(66,898)	$(49,608)	$(65,822)
Net realized gain (loss) from investment transactions	2,321,927	2,845,826	7,190,198	9,096,660	4,707,078	2,726,780	1,847,939	2,094,985
Net change in unrealized gain (loss) of investments	(1,335,869)	6,115,797	10,802,182	16,728,986	10,414,626	6,944,396	(5,244,785)	2,516,393

Net increase (decrease) in net assets resulting from operations	909,339	8,876,207	17,777,704	25,618,164	15,046,945	9,604,278	(3,446,454)	4,545,556

Variable Life Activities:
Purchase payments	1,567,432	1,684,467	4,449,819	3,873,024	1,390,604	1,581,390	1,340,417	1,521,102
Death benefits	(624,792)	(420,194)	(833,738)	(301,122)	(255,215)	(139,430)	(403,090)	(258,109)
Cost of insurance	(1,499,596)	(1,612,593)	(3,813,563)	(3,718,863)	(1,268,621)	(1,149,539)	(1,151,315)	(1,331,250)
Net transfers	(36,871)	(1,679,630)	(315,763)	(6,651,536)	(3,245,049)	(1,444,388)	61,832	(611,856)
Transfer of policy loans	391,473	224,428	426,690	354,647	307,720	214,064	304,973	173,459
Mortality and expense risk charges	(88,002)	(97,661)	(266,147)	(301,227)	(118,630)	(110,670)	(85,127)	(114,958)
Contract administration charges	(63,100)	(64,125)	(168,027)	(137,257)	(70,945)	(59,072)	(46,592)	(54,619)
Surrender benefits	(1,165,867)	(1,555,741)	(3,465,867)	(3,334,234)	(1,653,162)	(1,177,844)	(1,000,580)	(1,560,621)

Net increase (decrease) in net assets resulting from variable life activities	(1,519,323)	(3,521,049)	(3,986,596)	(10,216,568)	(4,913,298)	(2,285,489)	(979,482)	(2,236,852)

Total increase (decrease) in net assets	(609,984)	5,355,158	13,791,108	15,401,596	10,133,647	7,318,789	(4,425,936)	2,308,704
Net Assets:
Beginning of year	36,948,402	31,593,244	101,932,866	86,531,270	33,417,821	26,099,032	29,821,151	27,512,447

End of year	$36,338,418	$36,948,402	$115,723,974	$101,932,866	$43,551,468	$33,417,821	$25,395,215	$29,821,151

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Mid Core Value Fund		SMID Cap Growth Fund		SMID Cap Value Fund		Small Cap Growth Fund
	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(13,510)	$(14,792)	$(4,570)	$(3,378)	$(3,528)	$(4,329)	$(78,374)	$(80,229)
Net realized gain (loss) from investment transactions	406,009	558,052	887,195	351,178	45,901	107,752	3,167,925	2,511,586
Net change in unrealized gain (loss) of investments	(197,383)	1,850,748	1,423,025	811,582	28,837	465,613	6,317,122	4,714,863

Net increase (decrease) in net assets resulting from operations	195,116	2,394,008	2,305,650	1,159,382	71,210	569,036	9,406,673	7,146,220

Variable Life Activities:
Purchase payments	351,064	372,041	648,785	226,584	181,428	175,562	1,426,121	1,534,889
Death benefits	(27,647)	(62,722)	(8,955)	(2,258)	(2,740)	(283)	(140,669)	(247,178)
Cost of insurance	(283,544)	(295,322)	(328,826)	(103,644)	(91,607)	(99,202)	(1,252,873)	(1,296,410)
Net transfers	(36,041)	(190,775)	(766,242)	747,706	(249,611)	117,714	(2,389,562)	(551,034)
Transfer of policy loans	67,503	43,227	62,954	13,381	21,436	15,416	240,301	141,653
Mortality and expense risk charges	(25,828)	(28,997)	(45,889)	(44,665)	(16,209)	(21,942)	(72,777)	(77,699)
Contract administration charges	(16,701)	(17,043)	(19,607)	(5,498)	(7,060)	(5,767)	(68,961)	(68,265)
Surrender benefits	(212,807)	(491,488)	(67,210)	(166,091)	(59,678)	(114,777)	(973,576)	(1,229,580)

Net increase (decrease) in net assets resulting from variable life activities	(184,001)	(671,079)	(524,990)	665,515	(224,041)	66,721	(3,231,996)	(1,793,624)

Total increase (decrease) in net assets	11,115	1,722,929	1,780,660	1,824,897	(152,831)	635,757	6,174,677	5,352,596
Net Assets:
Beginning of year	10,360,515	8,637,586	4,690,060	2,865,163	3,506,162	2,870,405	31,406,429	26,053,833

End of year	$10,371,630	$10,360,515	$6,470,720	$4,690,060	$3,353,331	$3,506,162	$37,581,106	$31,406,429

	Small Cap Value Fund		Small Cap Index Fund		Developed International Index Fund		International Equity Fund
	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(84,020)	$(102,381)	$(2,469)	$(2,689)	$(4,705)	$(4,890)	$(131,626)	$(133,724)
Net realized gain (loss) from investment transactions	3,524,086	3,788,837	131,341	162,097	53,337	37,958	3,371,235	3,329,401
Net change in unrealized gain (loss) of investments	(1,845,077)	5,933,607	519,543	468,204	273,119	608,472	5,409,126	11,436,159

Net increase (decrease) in net assets resulting from operations	1,594,989	9,620,063	648,415	627,612	321,751	641,540	8,648,735	14,631,836

Variable Life Activities:
Purchase payments	1,802,921	2,139,623	583,036	363,610	511,300	265,492	2,361,964	2,577,038
Death benefits	(381,132)	(250,742)	—	—	(8,203)	(2,980)	(591,871)	(374,578)
Cost of insurance	(1,621,270)	(1,767,952)	(100,653)	(104,956)	(117,928)	(117,267)	(2,205,299)	(2,201,653)
Net transfers	(1,002,947)	(2,105,579)	(286,624)	(102,242)	(27,418)	113,005	(1,732,001)	(2,649,807)
Transfer of policy loans	311,571	295,623	15,527	9,369	21,807	13,233	513,014	342,818
Mortality and expense risk charges	(112,939)	(135,725)	(46,594)	(54,223)	(30,596)	(35,718)	(107,192)	(118,365)
Contract administration charges	(73,524)	(81,108)	(10,038)	(4,100)	(6,746)	(4,345)	(100,130)	(96,619)
Surrender benefits	(1,087,184)	(2,115,786)	(166,283)	(64,338)	(65,581)	(78,244)	(2,052,919)	(2,775,871)

Net increase (decrease) in net assets resulting from variable life activities	(2,164,504)	(4,021,646)	(11,629)	43,120	276,635	153,176	(3,914,434)	(5,297,037)

Total increase (decrease) in net assets	(569,515)	5,598,417	636,786	670,732	598,386	794,716	4,734,301	9,334,799
Net Assets:
Beginning of year	49,071,844	43,473,427	3,215,956	2,545,224	3,817,119	3,022,403	63,800,726	54,465,927

End of year	$48,502,329	$49,071,844	$3,852,742	$3,215,956	$4,415,505	$3,817,119	$68,535,027	$63,800,726

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

(continued)

	Emerging Markets Equity Fund		Real Estate Securities Fund		Aggressive Allocation Fund		Moderately Aggressive Allocation Fund
	2020	2019	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(30,019)	$(32,041)	$(21,220)	$(23,003)	$(1,838)	$(1,868)	$(2,736)	$(3,428)
Net realized gain (loss) from investment transactions	274,610	531,880	755,143	1,210,574	146,486	77,020	508,671	632,818
Net change in unrealized gain (loss) of investments	1,667,512	2,587,407	(1,319,711)	3,662,157	128,774	513,274	805,758	1,558,489

Net increase (decrease) in net assets resulting from operations	1,912,103	3,087,246	(585,788)	4,849,728	273,422	588,426	1,311,693	2,187,879

Variable Life Activities:
Purchase payments	919,382	1,022,449	853,689	842,087	397,996	367,163	1,045,838	930,534
Death benefits	(199,942)	(178,101)	(162,697)	(33,714)	—	(449)	(18,011)	(4,791)
Cost of insurance	(676,418)	(701,010)	(597,406)	(603,968)	(97,672)	(86,014)	(360,014)	(339,039)
Net transfers	(795,410)	(327,290)	369,784	(297,981)	(321,355)	(101,118)	419,439	286,327
Transfer of policy loans	270,487	135,972	202,839	174,034	2,934	6,443	66,596	16,797
Mortality and expense risk charges	(46,284)	(57,365)	(60,800)	(66,511)	(41,093)	(48,802)	(164,449)	(154,064)
Contract administration charges	(34,827)	(33,215)	(36,464)	(30,856)	(14,645)	(11,416)	(26,183)	(23,720)
Surrender benefits	(519,762)	(796,723)	(477,982)	(1,177,097)	(112,058)	(33,501)	(375,249)	(901,971)

Net increase (decrease) in net assets resulting from variable life activities	(1,082,774)	(935,283)	90,963	(1,194,006)	(185,893)	92,306	587,967	(189,927)

Total increase (decrease) in net assets	829,329	2,151,963	(494,825)	3,655,722	87,529	680,732	1,899,660	1,997,952
Net Assets:
Beginning of year	19,237,433	17,085,470	19,092,656	15,436,934	3,224,071	2,543,339	12,096,687	10,098,735

End of year	$20,066,762	$19,237,433	$18,597,831	$19,092,656	$3,311,600	$3,224,071	$13,996,347	$12,096,687

	Moderate Allocation Fund		Moderately Conservative Allocation Fund		Conservative Allocation Fund
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(9,410)	$(11,971)	$(5,927)	$(6,772)	$(7,790)	$(5,416)
Net realized gain (loss) from investment transactions	452,601	758,908	267,244	140,121	243,820	56,399
Net change in unrealized appreciation (depreciation) of investments	812,442	1,639,460	(113,915)	258,972	12,546	329,064

Net increase (decrease) in net assets resulting from operations	1,255,633	2,386,397	147,402	392,321	248,576	380,047

Variable Life Activities:
Purchase payments	692,796	973,839	127,502	110,758	61,768	80,910
Death benefits	(94,691)	(50,299)	(67,293)	(113,649)	(37,273)	—
Cost of insurance	(468,418)	(640,747)	(150,603)	(131,100)	(134,738)	(132,380)
Net transfers	(640,837)	(321,482)	(713,266)	160,753	(444,373)	394,774
Transfer of policy loans	34,856	6,859	1,017	3,421	8,934	1,306
Mortality and expense risk charges	(46,516)	(64,742)	(2,950)	(5,790)	(7,459)	(8,057)
Contract administration charges	(19,544)	(16,127)	(3,302)	(3,515)	(5,269)	(5,410)
Surrender benefits	(301,138)	(1,312,158)	(36,136)	(479,379)	(106,620)	(210,018)

Net increase (decrease) in net assets resulting from variable life activities	(843,492)	(1,424,857)	(845,031)	(458,501)	(665,030)	121,125

Total increase (decrease) in net assets	412,141	961,540	(697,629)	(66,180)	(416,454)	501,172
Net Assets:
Beginning of year	14,303,688	13,342,148	3,089,798	3,155,978	4,212,380	3,711,208

End of year	$14,715,829	$14,303,688	$2,392,169	$3,089,798	$3,795,926	$4,212,380

The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE LIFE ACCOUNT I

Notes to Financial Statements — December 31, 2020

Note 1.    Organization

Penn Mutual Variable Life Account I (“Account I”) was established by The Penn Mutual Life Insurance Company (“Penn Mutual”) under the provisions of the Pennsylvania Insurance Law. Account I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I offers units to variable life contract owners to provide for the accumulation of value and for the payment of benefits. Account I contains contracts of the Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III, Cornerstone VUL IV, Diversified Growth VUL, Variable EstateMax, Variable EstateMax II, Variable EstateMax III, Survivorship Growth VUL and Momentum Builder variable life products. Contract owners may borrow up to a specified amount depending on the policy value at any time by submitting a written request for a policy loan. Under applicable insurance law, the assets and liabilities of Account I are legally segregated from Penn Mutual’s other assets and liabilities.

Note 2.    Significant Accounting Policies

The preparation of the accompanying financial statements and notes in accordance with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and variable life activities during the reporting period. Actual results could differ significantly with those estimates.

The significant accounting policies of Account I are as follows:

Investments — Assets of Account I are invested into subaccounts, which invest in the shares of Penn Series Funds, Inc. (“Penn Series”), an affiliate of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Balanced, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation.

Penn Series is an open-end diversified management investment company.

The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Investment transactions are accounted for on a trade date basis. The resulting net unrealized gains (losses) are reflected in the Statements of Operations. Realized gains (losses) from securities transactions are determined for federal income tax and for financial reporting purposes on the FIFO cost basis.

The amounts shown as receivable for securities sold and payable for securities purchased on the Statements of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the contract owners’ instructions on the first business day subsequent to the close of the period presented.

All dividend distributions received from the underlying Penn Series Funds are reinvested in additional shares of these Funds and are recorded by Account I on the ex-dividend date. The Penn Series Funds have utilized consent dividends to effectively distribute income for income tax purposes. Account I consents to treat these amounts as dividend income for tax purposes although they are not paid by the underlying Penn Series Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

For the year ended December 31, 2020, consent dividends in Account I were:

Consent Dividends
Money Market Fund	$0
Limited Maturity Bond Fund	441,211
Quality Bond Fund	1,923,551
High Yield Bond Fund	806,723

Note 2.    Significant Accounting Policies (continued)

Consent Dividends
Flexibly Managed Fund	$44,062,121
Balanced Fund	5,288,857
Large Growth Stock Fund	5,532,309
Large Cap Growth Fund	1,627,865
Large Core Growth Fund	19,473,246
Large Cap Value Fund	465,506
Large Core Value Fund	886,892
Index 500 Fund	14,513,449
Mid Cap Growth Fund	5,120,383
Mid Cap Value Fund	269,540
Mid Core Value Fund	170,809
SMID Cap Growth Fund	1,222,546
SMID Cap Value Fund	26,461
Small Cap Growth Fund	1,930,580
Small Cap Value Fund	430,336
Small Cap Index Fund	253,107
Developed International Index Fund	157,282
International Equity Fund	5,211,630
Emerging Markets Equity Fund	158,668
Real Estate Securities Fund	281,774
Aggressive Allocation Fund	398,815
Moderately Aggressive Allocation Fund	1,799,782
Moderate Allocation Fund	2,094,461
Moderately Conservative Allocation Fund	277,204
Conservative Allocation Fund	372,707

Federal Income Taxes — The operations of Account I are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provision of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account I to the extent the earnings are credited under contracts. Based on this, there is no charge to Account I for federal income taxes. Penn Mutual will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable life contract will not be treated as a life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. Account I satisfies the current requirements of the regulations, and Penn Mutual intends that Account I will continue to meet such requirements.

FAIR VALUE MEASUREMENT — Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. The inputs to valuation techniques used to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value measurement. Account I has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1 — Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assts or liabilities.

Note 2.    Significant Accounting Policies (continued)

Level 2 — Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in our fair value hierarchy.

Level 3 — Fair value is based on significant inputs that are unobservable for the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Prices may also be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on the Penn Mutual’s understanding of the market.

The fair value of all the investments in Account I, are at net asset values and the investments are considered actively traded and fall within Level 1.

Note 3.    Purchases and Sales of Investments

The following table shows aggregate cost of shares purchased and proceeds of shares sold for each fund or portfolio for the period ended December, 31, 2020:

	Purchases	Sales
Money Market Fund	$12,065,365	$13,919,198
Limited Maturity Bond Fund	5,081,126	2,424,230
Quality Bond Fund	12,498,791	8,607,140
High Yield Bond Fund	1,419,444	2,447,387
Flexibly Managed Fund	10,246,231	28,475,631
Balanced Fund	900,886	2,222,529
Large Growth Stock Fund	2,401,604	7,376,302
Large Cap Growth Fund	1,137,139	2,084,227
Large Core Growth Fund	2,848,454	9,811,080
Large Cap Value Fund	2,075,657	4,124,667
Large Core Value Fund	2,236,870	3,832,912
Index 500 Fund	4,957,485	9,158,756
Mid Cap Growth Fund	1,364,728	6,352,785
Mid Cap Value Fund	2,216,479	3,245,569
Mid Core Value Fund	628,174	825,685
SMID Cap Growth Fund	1,314,727	1,844,288
SMID Cap Value Fund	382,896	610,466
Small Cap Growth Fund	1,382,236	4,692,605
Small Cap Value Fund	3,246,037	5,494,561
Small Cap Index Fund	753,311	767,410
Developed International Index Fund	761,566	489,635
International Equity Fund	1,998,343	6,044,403
Emerging Markets Equity Fund	1,091,507	2,204,300
Real Estate Securities Fund	1,808,260	1,738,517
Aggressive Allocation Fund	335,702	523,433
Moderately Aggressive Allocation Fund	2,046,733	1,461,502
Moderate Allocation Fund	626,577	1,479,480
Moderately Conservative Allocation Fund	502,713	1,353,671
Conservative Allocation Fund	664,384	1,337,203

Note 4.    Related Party Transactions and Contract Charges

Penn Mutual received $47,703,948 and $47,274,431 from Account I for mortality and risk expense, cost of insurance, contract administration and certain other charges for the years ended December 31, 2020 and 2019. These amounts charged include those assessed through a reduction in unit value, as well as those assessed through redemption of units.

The following products assess mortality and expense charges as a reduction in the unit values. These are stated as a percentage of the account value as follows:

Products	Mortality & Risk Expense	Guaranteed Maximum Rate
Cornerstone VUL	0.75% of account value.	0.90% of account value.

Cornerstone VUL II	0.90% of account value. The rate has been lowered on a non-guaranteed basis to 0.40% of account value.	0.90% of account value.

Cornerstone VUL III	0.45% of account value.	0.90% of account value.

Momentum Builder	0.65% of account value.	0.65% of account value.

Variable Estate Max	0.90% of account value. The rate has been lowered on a non-guaranteed basis to 0.40% of account value.	0.90% of account value.

Variable Estate Max II	0.90% of account value. The rate has been lowered on a non-guaranteed basis to 0.40% of account value.	0.90% of account value.

The following products assess mortality and expense charges as a redemption of units held by the contract owner. They are as follows:

Products	Mortality & Risk Expense	Guaranteed Maximum Rate
Cornerstone VUL IV

0.45% on the first $25,000 of account value; 0.15% on account value in excess of $25,000; and a monthly expense charge per $1,000 of specified amount during the first 10 years varying by issue age, sex (if applicable), and rate class. The same load will apply for the first 10 years following an increase in specified amount.

0.60% on the first $50,000 of account value; 0.30% on account value in excess of $50,000; and a monthly expense charge per $1,000 of specified amount during the first 10 years varying by issue age, sex (if applicable), and rate class. The same load will apply for the first 10 years following an increase in specified amount.

Diversified Advantage VUL

0% of the subaccounts; and a monthly expense charge per $1,000 of specified amount during the first 10 years varying by issue age, sex (if applicable), and rate class. The same load will apply for the first 10 years following an increase in specified amount.

0.60% of the first $50,000 of value of the subaccounts, plus an annual rate of 0.30% of the value in excess of $50,000 of the subaccounts; and a monthly expense charge per $1,000 of specified amount during the first 10 years varying by issue age, sex (if applicable), and rate class. The same load will apply for the first 10 years following an increase in specified amount.

Diversified Growth VUL

0.35% on the first $25,000 of account value; 0.05% on account value in excess of $25,000; and a monthly expense charge per $1,000 of specified amount during the first 10 years varying by issue age, sex (if applicable), and rate class. The same load will apply for the first 10 years following an increase in specified amount.

0.60% on the first $50,000 of account value; 0.30% on account value in excess of $50,000; and a monthly expense charge per $1,000 of specified amount during the first 10 years varying by issue age, sex (if applicable), and rate class. The same load will apply for the first 10 years following an increase in specified amount.

Note 4.    Related Party Transactions and Contract Charges (continued)

Products	Mortality & Risk Expense	Guaranteed Maximum Rate

Survivorship Growth VUL

0.60% of account value (policy years 1 – 10); 0.05% of account value thereafter; and a monthly expense charge per $1,000 of specified amount during the first 10 years. The same load will apply for the first 10 years following an increase in specified amount.

0.90% of account value (policy years 1 – 10); 0.35% of account value thereafter; and a monthly expense charge per $1,000 of specified amount during the first 10 years. The same load will apply for the first 10 years following an increase in specified amount.

Variable Estate Max III

0.60% of account value (policy years 1 – 10); 0.05% of account value thereafter; and a monthly expense charge per $1,000 of specified amount during the first 10 years. The same load will apply for the first 10 years following an increase in specified amount.

0.90% of account value (policy years 1 – 10); 0.35% of account value thereafter; and a monthly expense charge per $1,000 of specified amount during the first 10 years. The same load will apply for the first 10 years following an increase in specified amount.

Certain charges of the products are reflected as a redemption of units held by the policyholder. These are as follows:

A surrender charge may be charged on full surrender of the policy depending on the policy year of the surrender and whether there has been an increase in the Specified Amount. The amount of the surrender charge if any, will in no event exceed the maximum allowed by state or federal law. For Diversified Advantage VUL, a surrender charge will also be charged if the Specified Amount is decreased in the first five policy years.

A charge equal to the lesser of 2% of the amount withdrawn and $25 will be charged on a partial withdrawal. The charge will be deducted from the available Net Cash Surrender Value and will be considered part of the partial withdrawal.

Premium charges on purchase payments are withdrawn from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%. Sales and distribution expense charges on purchase payments range from 1.50% to 5.00%.

For each Cornerstone VUL, Cornerstone VUL II, Cornerstone VUL III, Cornerstone VUL IV, Variable Estate Max, Variable EstateMax II, Variable EstateMax III, Survivorship Growth VUL and Diversified Growth VUL policy, on the date of issue and each monthly anniversary, a monthly deduction is made from the policy value. The monthly deduction consists of cost of insurance charges, administrative charges and any charges for additional benefits added by supplemental agreement to a policy.

For each Momentum Builder policy, each month on the date specified in the contract (or on the date the contract is withdrawn in full if other than the date specified), a $4 contract administration charge, or a lesser amount under state insurance laws, is deducted from the contract value.

Additionally, Penn Series pays Penn Mutual and its affiliates fees for investment advisory and administrative services.

Note 5.    Accumulation Units

	December 31, 2020			December 31, 2019
Subaccount	Units Issued	Units Redeemed	Ending Unit Balance	Units Issued	Units Redeemed	Ending Unit Balance
Money Market Fund	929,435	(1,077,580)	1,222,041	1,484,940	(1,408,754)	1,370,186
Limited Maturity Bond Fund	292,686	(142,477)	732,468	161,712	(109,218)	582,259
Quality Bond Fund	492,330	(340,491)	1,402,806	168,532	(130,957)	1,250,967
High Yield Bond Fund	35,339	(61,461)	426,994	26,789	(52,724)	453,116
Flexibly Managed Fund	160,083	(382,978)	4,007,119	144,568	(302,510)	4,230,014
Balanced Fund	36,518	(89,807)	859,488	16,961	(153,324)	912,777
Large Growth Stock Fund	69,559	(187,521)	1,421,102	57,038	(145,160)	1,539,064
Large Cap Growth Fund	39,495	(69,835)	369,155	27,376	(49,741)	399,495
Large Core Growth Fund	73,716	(277,585)	2,024,788	65,220	(246,973)	2,228,657

Note 5.    Accumulation Units (continued)

	December 31, 2020			December 31, 2019
Subaccount	Units Issued	Units Redeemed	Ending Unit Balance	Units Issued	Units Redeemed	Ending Unit Balance
Large Cap Value Fund	71,250	(115,790)	1,028,940	30,344	(146,667)	1,073,480
Large Core Value Fund	124,560	(194,487)	1,619,068	62,785	(245,059)	1,688,995
Index 500 Fund	129,142	(223,940)	2,466,222	72,105	(352,677)	2,561,020
Mid Cap Growth Fund	33,251	(139,666)	779,814	36,711	(102,354)	886,229
Mid Cap Value Fund	74,155	(88,052)	626,323	28,312	(77,789)	640,220
Mid Core Value Fund	20,335	(24,015)	268,832	10,337	(30,598)	272,512
SMID Cap Growth Fund	34,872	(47,396)	125,690	56,829	(35,336)	138,214
SMID Cap Value Fund	20,034	(27,269)	118,284	18,263	(15,984)	125,519
Small Cap Growth Fund	57,063	(154,916)	933,983	64,223	(116,237)	1,031,836
Small Cap Value Fund	71,727	(90,763)	693,186	19,072	(78,741)	712,222
Small Cap Index Fund	32,487	(32,096)	129,158	27,918	(26,018)	128,767
Developed International Index Fund	54,805	(36,327)	281,729	30,860	(20,118)	263,251
International Equity Fund	51,113	(143,305)	1,426,076	35,578	(170,076)	1,518,268
Emerging Markets Equity Fund	98,955	(177,906)	1,380,197	109,474	(187,471)	1,459,148
Real Estate Securities Fund	42,018	(39,743)	394,071	25,344	(52,706)	391,796
Aggressive Allocation Fund	17,063	(26,024)	140,986	16,458	(12,266)	149,947
Moderately Aggressive Allocation Fund	99,991	(69,309)	570,230	66,154	(75,338)	539,548
Moderate Allocation Fund	32,529	(77,762)	678,283	60,610	(140,709)	723,516
Moderately Conservative Allocation Fund	28,789	(79,076)	127,561	21,304	(51,076)	177,848
Conservative Allocation Fund	43,848	(83,380)	231,921	37,362	(29,158)	271,453

Note 6.    Financial Highlights

Account I is a funding vehicle for a number of variable life products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered within Account I have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account I as contract owners may not have selected all available and applicable contract options.

	January 1, 2020	December 31, 2020			For the Year ended December 31, 2020
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$12.65 to $21.03	1,222,041	$12.63 to $20.94	$15,907,174	0.22	0.40 to 0.90	-0.51 to 0.24
Limited Maturity Bond Fund	16.71 to 20.24	732,468	17.32 to 20.83	13,077,764	—	0.40 to 0.90	2.88 to 3.65
Quality Bond Fund	23.08 to 57.02	1,402,806	25.03 to 61.43	37,470,707	—	0.40 to 0.90	7.62 to 8.43
High Yield Bond Fund	34.77 to 94.34	426,994	37.21 to 100.78	18,953,210	—	0.40 to 0.90	6.71 to 7.52
Flexibly Managed Fund	62.98 to 263.97	4,007,119	74.22 to 309.02	351,692,720	—	0.40 to 0.90	16.95 to 17.83
Balanced Fund	22.72 to 24.74	859,488	25.88 to 28.39	23,313,381	—	0.40 to 0.90	13.92 to 14.77
Large Growth Stock Fund	20.77 to 86.85	1,421,102	28.32 to 118.19	67,266,094	—	0.40 to 0.90	35.96 to 36.98
Large Cap Growth Fund	25.75 to 29.56	369,155	31.32 to 36.1	13,071,726	—	0.40 to 0.90	21.23 to 22.14
Large Core Growth Fund	26.27 to 28.60	2,024,788	45.75 to 50.19	96,173,598	—	0.40 to 0.90	74.18 to 75.49
Large Cap Value Fund	27.13 to 112.99	1,028,940	27.64 to 114.86	41,456,628	—	0.40 to 0.90	1.55 to 2.32
Large Core Value Fund	20.95 to 22.81	1,619,068	21.35 to 23.42	36,338,418	—	0.40 to 0.90	1.89 to 2.66
Index 500 Fund	29.41 to 49.61	2,466,222	34.65 to 58.27	115,723,974	—	0.40 to 0.90	17.47 to 18.35
Mid Cap Growth Fund	23.91 to 50.19	779,814	35.58 to 74.46	43,551,468	—	0.40 to 0.90	48.37 to 49.49
Mid Cap Value Fund	40.60 to 56.50	626,323	35.45 to 49.18	25,395,215	—	0.40 to 0.90	-12.94 to -12.29
Mid Core Value Fund	34.44 to 39.53	268,832	34.85 to 40.16	10,371,630	—	0.40 to 0.90	0.84 to 1.6
SMID Cap Growth Fund	31.58 to 34.39	125,690	47.74 to 52.38	6,470,720	—	0.40 to 0.90	51.18 to 52.31
SMID Cap Value Fund	26.19 to 28.52	118,284	26.37 to 28.93	3,353,331	—	0.40 to 0.90	0.69 to 1.45
Small Cap Growth Fund	21.66 to 63.36	933,983	28.48 to 83.06	37,581,106	—	0.40 to 0.90	31.09 to 32.08
Small Cap Value Fund	61.29 to 90.72	693,186	62.72 to 92.15	48,502,329	—	0.40 to 0.90	1.57 to 2.34

Note 6.    Financial Highlights (continued)

	January 1, 2020	December 31, 2020			For the Year ended December 31, 2020
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Small Cap Index Fund	$23.31 to $25.38	129,158	$27.61 to $30.29	$3,852,742	—	0.40 to 0.90	18.46 to 19.35
Developed International Index Fund	13.64 to 14.85	281,729	14.59 to 16.01	4,415,505	—	0.40 to 0.90	6.97 to 7.78
International Equity Fund	31.07 to 61.79	1,426,076	35.55 to 70.49	68,535,027	—	0.40 to 0.90	14.07 to 14.93
Emerging Markets Equity Fund	12.47 to 13.58	1,380,197	13.67 to 14.99	20,066,762	—	0.40 to 0.90	9.6 to 10.43
Real Estate Securities Fund	44.00 to 50.51	394,071	42.41 to 48.88	18,597,831	—	0.40 to 0.90	-3.95 to -3.23
Aggressive Allocation Fund	19.98 to 21.76	140,986	21.66 to 23.77	3,311,600	—	0.40 to 0.90	8.43 to 9.25
Moderately Aggressive Allocation Fund	20.67 to 22.51	570,230	22.45 to 24.63	13,996,347	—	0.40 to 0.90	8.61 to 9.43
Moderate Allocation Fund	18.39 to 20.03	678,283	20.04 to 21.99	14,715,829	—	0.40 to 0.90	8.95 to 9.77
Moderately Conservative Allocation Fund	16.63 to 18.11	127,561	17.83 to 19.56	2,392,169	—	0.40 to 0.90	7.21 to 8.02
Conservative Allocation Fund	14.7 to 16.01	231,921	15.62 to 17.14	3,795,926	—	0.40 to 0.90	6.23 to 7.03

	January 1, 2019	December 31, 2019			For the Year ended December 31, 2019
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$12.46 to $20.83	1,370,186	$12.65 to $21.03	$17,725,208	1.61	0.40 to 0.90	0.85 to 1.61
Limited Maturity Bond Fund	15.93 to 19.44	582,259	16.71 to 20.24	10,094,983	—	0.40 to 0.90	4.11 to 4.89
Quality Bond Fund	21.13 to 52.56	1,250,967	23.08 to 57.02	31,019,143	—	0.40 to 0.90	8.39 to 9.21
High Yield Bond Fund	30.19 to 82.08	453,116	34.77 to 94.34	18,763,348	—	0.40 to 0.90	14.82 to 15.68
Flexibly Managed Fund	50.58 to 213.37	4,230,014	62.98 to 263.97	317,287,800	—	0.40 to 0.90	23.59 to 24.52
Balanced Fund	18.81 to 20.33	912,777	22.72 to 24.74	21,626,993	—	0.40 to 0.90	20.75 to 21.66
Large Growth Stock Fund	15.99 to 67.01	1,539,064	20.77 to 86.85	53,719,167	—	0.40 to 0.90	29.46 to 30.44
Large Cap Growth Fund	18.49 to 21.14	399,495	25.75 to 29.56	11,565,522	—	0.40 to 0.90	38.73 to 39.78
Large Core Growth Fund	20.79 to 22.47	2,228,657	26.27 to 28.60	60,462,458	—	0.40 to 0.90	26.31 to 27.26
Large Cap Value Fund	22.06 to 92.06	1,073,480	27.13 to 112.99	42,651,733	—	0.40 to 0.90	22.61 to 23.53
Large Core Value Fund	16.28 to 17.59	1,688,995	20.95 to 22.81	36,948,402	—	0.40 to 0.90	28.73 to 29.7
Index 500 Fund	22.54 to 38.14	2,561,020	29.41 to 49.61	101,932,866	—	0.40 to 0.90	30.08 to 31.06
Mid Cap Growth Fund	17.40 to 36.65	886,229	23.91 to 50.19	33,417,821	—	0.40 to 0.90	36.95 to 37.98
Mid Cap Value Fund	34.85 to 48.64	640,220	40.60 to 56.50	29,821,151	—	0.40 to 0.90	16.16 to 17.04
Mid Core Value Fund	26.85 to 30.70	272,512	34.44 to 39.53	10,360,515	—	0.40 to 0.90	27.81 to 28.78
SMID Cap Growth Fund	23.07 to 24.93	138,214	31.58 to 34.39	4,690,060	—	0.40 to 0.90	36.92 to 37.95
SMID Cap Value Fund	22.02 to 23.80	125,519	26.19 to 28.52	3,506,162	—	0.40 to 0.90	18.96 to 19.86
Small Cap Growth Fund	16.96 to 49.78	1,031,836	21.66 to 63.36	31,406,429	—	0.40 to 0.90	27.29 to 28.24
Small Cap Value Fund	49.82 to 74.29	712,222	61.29 to 90.72	49,071,844	—	0.40 to 0.90	22.11 to 23.03
Small Cap Index Fund	18.86 to 20.39	128,767	23.31 to 25.38	3,215,956	—	0.40 to 0.90	23.55 to 24.48
Developed International Index Fund	11.36 to 12.27	263,251	13.64 to 14.85	3,817,119	—	0.40 to 0.90	20.13 to 21.03
International Equity Fund	24.37 to 48.62	1,518,268	31.07 to 61.79	63,800,726	—	0.40 to 0.90	27.11 to 28.06
Emerging Markets Equity Fund	10.58 to 11.44	1,459,148	12.47 to 13.58	19,237,433	—	0.40 to 0.90	17.81 to 18.7
Real Estate Securities Fund	33.35 to 38.13	391,796	44.00 to 50.51	19,092,656	—	0.40 to 0.90	31.49 to 32.47
Aggressive Allocation Fund	16.33 to 17.65	149,947	19.98 to 21.76	3,224,071	—	0.40 to 0.90	22.34 to 23.26
Moderately Aggressive Allocation Fund	17.11 to 18.49	539,548	20.67 to 22.51	12,096,687	—	0.40 to 0.90	20.83 to 21.74
Moderate Allocation Fund	15.62 to 16.88	723,516	18.39 to 20.03	14,303,688	—	0.40 to 0.90	17.74 to 18.63
Moderately Conservative Allocation Fund	14.59 to 15.77	177,848	16.63 to 18.11	3,089,798	—	0.40 to 0.90	13.97 to 14.83
Conservative Allocation Fund	13.36 to 14.44	271,453	14.7 to 16.01	4,212,380	—	0.40 to 0.90	10.04 to 10.86

	January 1, 2018	December 31, 2018			For the Year ended December 31, 2018
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$12.39 to $20.85	1,356,428	$12.46 to $20.83	$17,366,568	0.55	0.40 to 0.90	(0.20) to 0.55
Limited Maturity Bond Fund	15.71 to 19.32	529,734	15.93 to 19.44	8,816,712	—	0.40 to 0.90	0.64 to 1.41
Quality Bond Fund	21.15 to 52.94	1,213,398	21.13 to 52.56	27,766,110	—	0.40 to 0.90	(0.82) to (0.07)
High Yield Bond Fund	31.03 to 84.55	479,038	30.19 to 82.08	17,207,882	—	0.40 to 0.90	(3.01) to (2.28)
Flexibly Managed Fund	50.34 to 213.74	4,387,947	50.58 to 213.37	267,282,361	—	0.40 to 0.90	(0.28) to 0.48

Note 6.    Financial Highlights (continued)

	January 1, 2018	December 31, 2018			For the Year ended December 31, 2018
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Balanced Fund	$19.46 to $20.94	1,049,138	$18.81 to $20.33	$20,452,268	—	0.40 to 0.90	(3.61) to (2.88)
Large Growth Stock Fund	16.28 to 68.35	1,627,183	15.99 to 67.01	44,128,867	—	0.40 to 0.90	(2.05) to (1.31)
Large Cap Growth Fund	18.44 to 21.00	421,830	18.49 to 21.14	8,739,921	—	0.40 to 0.90	(0.08) to 0.67
Large Core Growth Fund	20.20 to 21.73	2,410,446	20.79 to 22.47	51,507,519	—	0.40 to 0.90	2.64 to 3.41
Large Cap Value Fund	24.02 to 100.41	1,189,809	22.06 to 92.06	38,358,291	—	0.40 to 0.90	(8.40) to (7.71)
Large Core Value Fund	17.51 to 18.83	1,871,261	16.28 to 17.59	31,593,244	—	0.40 to 0.90	(7.30) to (6.60)
Index 500 Fund	23.77 to 40.34	2,841,593	22.54 to 38.14	86,531,270	—	0.40 to 0.90	(5.47) to (4.76)
Mid Cap Growth Fund	17.44 to 36.83	951,870	17.40 to 36.65	26,099,032	—	0.40 to 0.90	(0.49) to 0.26
Mid Cap Value Fund	41.28 to 57.79	689,696	34.85 to 48.64	27,512,447	—	0.40 to 0.90	(15.83) to (15.20)
Mid Core Value Fund	31.00 to 35.30	292,742	26.85 to 30.70	8,637,586	—	0.40 to 0.90	(13.70) to (13.05)
SMID Cap Growth Fund	24.52 to 26.38	116,744	23.07 to 24.93	2,865,163	—	0.40 to 0.90	(6.21) to (5.50)
SMID Cap Value Fund	26.07 to 28.05	123,238	22.02 to 23.80	2,870,405	—	0.40 to 0.90	(15.80) to (15.16)
Small Cap Growth Fund	17.87 to 52.60	1,083,876	16.96 to 49.78	26,053,833	—	0.40 to 0.90	(5.36) to (4.64)
Small Cap Value Fund	57.84 to 86.92	771,881	49.82 to 74.29	43,473,427	—	0.40 to 0.90	(14.53) to (13.88)
Small Cap Index Fund	21.38 to 23.00	126,875	18.86 to 20.39	2,545,224	—	0.40 to 0.90	(12.04) to (11.37)
Developed International Index Fund	13.28 to 14.28	252,508	11.36 to 12.27	3,022,403	—	0.40 to 0.90	(14.71) to (14.06)
International Equity Fund	27.95 to 55.91	1,652,777	24.37 to 48.62	54,465,927	—	0.40 to 0.90	(13.05) to (12.39)
Emerging Markets Equity Fund	12.88 to 13.86	1,537,143	10.58 to 11.44	17,085,470	—	0.40 to 0.90	(18.08) to (17.46)
Real Estate Securities Fund	34.95 to 39.79	419,149	33.35 to 38.13	15,436,934	—	0.40 to 0.90	(4.91) to (4.19)
Aggressive Allocation Fund	18.14 to 19.51	145,765	16.33 to 17.65	2,543,339	—	0.40 to 0.90	(10.21) to (9.53)
Moderately Aggressive Allocation Fund	18.65 to 20.06	548,722	17.11 to 18.49	10,098,735	—	0.40 to 0.90	(8.53) to (7.83)
Moderate Allocation Fund	16.67 to 17.94	803,626	15.62 to 16.88	13,342,148	—	0.40 to 0.90	(6.59) to (5.88)
Moderately Conservative Allocation Fund	15.19 to 16.34	207,631	14.59 to 15.77	3,155,978	—	0.40 to 0.90	(4.19) to (3.47)
Conservative Allocation Fund	13.61 to 14.64	263,249	13.36 to 14.44	3,711,208	—	0.40 to 0.90	(2.08) to (1.34)

	January 1, 2017	December 31, 2017			For the Year ended December 31, 2017
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$12.39 to $20.99	1,347,977	$12.39 to $20.85	$17,310,736	0.01	0.40 to 0.90	(0.74) to 0.01
Limited Maturity Bond Fund	15.45 to 19.14	573,435	15.71 to 19.32	9,438,500	—	0.40 to 0.90	0.92 to 1.68
Quality Bond Fund	20.23 to 50.96	1,307,964	21.15 to 52.94	29,992,590	—	0.40 to 0.90	3.78 to 4.56
High Yield Bond Fund	29.02 to 79.22	531,887	31.03 to 84.55	19,531,331	—	0.40 to 0.90	6.62 to 7.42
Flexibly Managed Fund	43.78 to 187.08	4,579,041	50.34 to 213.74	279,038,429	—	0.40 to 0.90	14.14 to 14.99
Balanced Fund	17.10 to 18.32	1,122,286	19.46 to 20.94	22,567,661	—	0.40 to 0.90	13.41 to 14.26
Large Growth Stock Fund	12.28 to 51.66	1,703,882	16.28 to 68.35	47,382,388	—	0.40 to 0.90	32.17 to 33.16
Large Cap Growth Fund	14.45 to 16.38	434,635	18.44 to 21.00	8,946,085	—	0.40 to 0.90	27.24 to 28.19
Large Core Growth Fund	15.27 to 16.37	2,624,989	20.20 to 21.73	54,376,605	—	0.40 to 0.90	31.79 to 32.78
Large Cap Value Fund	21.05 to 88.18	1,266,547	24.02 to 100.41	44,654,612	—	0.40 to 0.90	13.75 to 14.60
Large Core Value Fund	15.26 to 16.35	1,986,614	17.51 to 18.83	35,973,824	—	0.40 to 0.90	14.35 to 15.20
Index 500 Fund	19.65 to 33.45	2,984,937	23.77 to 40.34	95,728,991	—	0.40 to 0.90	20.60 to 21.50
Mid Cap Growth Fund	13.78 to 29.20	995,393	17.44 to 36.83	27,185,844	—	0.40 to 0.90	26.13 to 27.08
Mid Cap Value Fund	35.30 to 49.57	728,940	41.28 to 57.79	34,372,318	—	0.40 to 0.90	16.58 to 17.45
Mid Core Value Fund	27.91 to 31.65	302,140	31.00 to 35.30	10,274,621	—	0.40 to 0.90	10.71 to 11.54
SMID Cap Growth Fund	19.30 to 20.68	111,755	24.52 to 26.38	2,902,222	—	0.40 to 0.90	26.61 to 27.56
SMID Cap Value Fund	23.16 to 24.82	137,388	26.07 to 28.05	3,769,116	—	0.40 to 0.90	12.16 to 13.00
Small Cap Growth Fund	14.38 to 42.45	1,134,596	17.87 to 52.60	28,710,791	—	0.40 to 0.90	23.91 to 24.84
Small Cap Value Fund	51.53 to 78.01	801,478	57.84 to 86.92	52,694,299	—	0.40 to 0.90	11.41 to 12.25
Small Cap Index Fund	18.87 to 20.22	121,544	21.38 to 23.00	2,741,460	—	0.40 to 0.90	12.94 to 13.79
Developed International Index Fund	10.70 to 11.47	244,432	13.28 to 14.28	3,401,798	—	0.40 to 0.90	23.59 to 24.52
International Equity Fund	21.32 to 42.78	1,700,329	27.95 to 55.91	64,362,728	—	0.40 to 0.90	30.70 to 31.68
Emerging Markets Equity Fund	9.58 to 10.26	1,565,052	12.88 to 13.86	21,090,735	—	0.40 to 0.90	34.02 to 35.03
Real Estate Securities Fund	32.67 to 37.05	454,037	34.95 to 39.79	17,458,956	—	0.40 to 0.90	6.60 to 7.40
Aggressive Allocation Fund	15.16 to 16.25	145,411	18.14 to 19.51	2,807,582	—	0.40 to 0.90	19.18 to 20.07
Moderately Aggressive Allocation Fund	15.92 to 17.06	618,495	18.65 to 20.06	12,352,817	—	0.40 to 0.90	16.71 to 17.58
Moderate Allocation Fund	14.69 to 15.74	754,030	16.67 to 17.94	13,320,968	—	0.40 to 0.90	13.15 to 14.00
Moderately Conservative Allocation Fund	13.86 to 14.85	209,811	15.19 to 16.34	3,307,033	—	0.40 to 0.90	9.17 to 9.99
Conservative Allocation Fund	12.84 to 13.76	278,473	13.61 to 14.64	3,979,398	—	0.40 to 0.90	5.58 to 6.38

Note 6.    Financial Highlights (continued)

	January 1, 2016	December 31, 2016			For the Year ended December 31, 2016
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$12.39 to $21.12	1,564,144	$12.39 to $20.99	$20,048,088	0.01	0.40 to 0.90	(0.74) to 0.01
Limited Maturity Bond Fund	15.06 to 18.80	548,159	15.45 to 19.14	8,911,585	—	0.40 to 0.90	1.82 to 2.59
Quality Bond Fund	19.39 to 49.17	1,387,495	20.23 to 50.96	30,484,551	—	0.40 to 0.90	3.54 to 4.31
High Yield Bond Fund	25.21 to 68.95	581,881	29.02 to 79.22	19,902,260	—	0.40 to 0.90	14.78 to 15.65
Flexibly Managed Fund	40.47 to 174.06	4,756,263	43.78 to 187.08	254,325,315	—	0.40 to 0.90	7.37 to 8.18
Balanced Fund	15.84 to 16.91	1,168,403	17.10 to 18.32	20,588,962	—	0.40 to 0.90	7.57 to 8.37
Large Growth Stock Fund	12.20 to 51.43	1,792,578	12.28 to 51.66	37,671,545	—	0.40 to 0.90	0.34 to 1.10
Large Cap Growth Fund	13.69 to 15.46	442,854	14.45 to 16.38	7,112,597	—	0.40 to 0.90	5.17 to 5.96
Large Core Growth Fund	15.32 to 16.35	2,887,578	15.27 to 16.37	45,180,928	—	0.40 to 0.90	(0.62) to 0.12
Large Cap Value Fund	18.94 to 79.52	1,319,486	21.05 to 88.18	40,963,728	—	0.40 to 0.90	10.78 to 11.62
Large Core Value Fund	13.98 to 14.92	2,111,412	15.26 to 16.35	33,248,962	—	0.40 to 0.90	8.73 to 9.55
Index 500 Fund	17.70 to 30.22	3,017,917	19.65 to 33.45	80,024,162	—	0.40 to 0.90	10.69 to 11.52
Mid Cap Growth Fund	13.01 to 27.64	1,049,247	13.78 to 29.20	22,526,453	—	0.40 to 0.90	5.63 to 6.42
Mid Cap Value Fund	30.26 to 42.61	795,931	35.30 to 49.57	32,106,855	—	0.40 to 0.90	16.33 to 17.20
Mid Core Value Fund	22.82 to 25.78	310,906	27.91 to 31.65	9,524,520	—	0.40 to 0.90	21.85 to 22.77
SMID Cap Growth Fund	18.23 to 19.46	109,069	19.30 to 20.68	2,209,212	—	0.40 to 0.90	5.48 to 6.27
SMID Cap Value Fund	18.57 to 19.82	159,433	23.16 to 24.82	3,855,009	—	0.40 to 0.90	24.27 to 25.20
Small Cap Growth Fund	13.29 to 39.34	1,198,741	14.38 to 42.45	24,486,636	—	0.40 to 0.90	7.90 to 8.71
Small Cap Value Fund	41.31 to 63.00	848,431	51.53 to 78.01	49,979,075	—	0.40 to 0.90	23.83 to 24.75
Small Cap Index Fund	15.74 to 16.80	104,228	18.87 to 20.22	2,063,537	—	0.40 to 0.90	19.48 to 20.37
Developed International Index Fund	10.71 to 11.43	246,086	10.70 to 11.47	2,754,219	—	0.40 to 0.90	(0.40) to 0.35
International Equity Fund	22.58 to 45.45	1,766,761	21.32 to 42.78	51,207,134	—	0.40 to 0.90	(5.87) to (5.16)
Emerging Markets Equity Fund	9.09 to 9.70	1,635,878	9.58 to 10.26	16,350,166	—	0.40 to 0.90	5.01 to 5.80
Real Estate Securities Fund	31.09 to 35.12	489,365	32.67 to 37.05	17,446,777	—	0.40 to 0.90	4.70 to 5.49
Aggressive Allocation Fund	14.17 to 15.12	152,875	15.16 to 16.25	2,426,210	—	0.40 to 0.90	6.66 to 7.46
Moderately Aggressive Allocation Fund	14.87 to 15.87	637,569	15.92 to 17.06	10,830,789	—	0.40 to 0.90	6.72 to 7.52
Moderate Allocation Fund	13.78 to 14.71	771,186	14.69 to 15.74	11,918,374	—	0.40 to 0.90	6.17 to 6.96
Moderately Conservative Allocation Fund	13.13 to 14.01	237,875	13.86 to 14.85	3,420,119	—	0.40 to 0.90	5.24 to 6.03
Conservative Allocation Fund	12.31 to 13.14	243,937	12.84 to 13.76	3,313,254	—	0.40 to 0.90	3.93 to 4.71

*

These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account I from the underlying mutual funds, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, Account I does not record investment income.

**

These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded, as in Cornerstone VUL IV, Variable Estate Max III, Diversified Growth VUL and Survivorship Growth VUL (which would have an expense ratio of 0.00% since all contract charges are assessed through a reduction in units held).

***

These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return also includes any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Note 7.    Subsequent Events

Management has evaluated events subsequent to December 31, 2020 and through the Account I Financial Statement date of issuance of April 7, 2021. As a result of the COVID-19 pandemic, economic uncertainties have arisen that are likely to negatively impact the Variable Account’s net assets. The extent to which the COVID-19 pandemic impacts the net assets will depend on future developments, which are highly uncertain and cannot be estimated, including the scope and duration of the pandemic and actions taken by governmental authorities and other third parties in response to the pandemic.

PM8674  05/21